Related Party Transactions - Schedule of Related Party Transactions With Other Related Parties (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	$ 22,725	$ (2,246)
Due from (to) related party	4,255		$ 2,000
Golar Wilhelmsen
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	0	(2,246)
The Cool Pool
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	26,987	0
Due from (to) related party	4,601		2,000
Magni Partners
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	(4,262)	$ 0
Due from (to) related party	$ (346)		$ 0